Loans from Controlling Shareholder (Details) $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 ILS (₪)	Feb. 19, 2017 USD ($)	Feb. 19, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 25, 2016 USD ($)	Dec. 25, 2016 ILS (₪)	Nov. 15, 2016 USD ($)	Nov. 15, 2016 ILS (₪)
Loans from Controlling Shareholder (Textual)
Short-term bridge loan					$ 27	₪ 100,000
Wize Israel's [Member]
Loans from Controlling Shareholder (Textual)
Short-term bridge loan			$ 55	₪ 200,000	52	200,000
Total balance amount of the short-term bridge loans					$ 117	₪ 450,000
Wize Israel and Ridge [Member]
Loans from Controlling Shareholder (Textual)
Short-term bridge loan	$ 206	₪ 750,000
Shareholder [Member] | Wize Israel's [Member]
Loans from Controlling Shareholder (Textual)
Short-term bridge loan							$ 78	₪ 300,000	$ 65	₪ 250,000
Interest rate					0.10%	0.10%